Performance Management	Apr. 29, 2026
HEARTLAND MID CAP VALUE FUND | HEARTLAND MID CAP VALUE FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PAST PERFORMANCE
Performance Narrative [Text Block]

The following tables show historical performance of the Mid Cap Value Fund and provide some indication of the risks of investing in the Fund. Table I shows how the total returns before taxes for the Fund’s Investor Class Shares have varied from year to year for the past 10 years. Table II shows how the Fund’s average annual total returns compare to those of a broad measure of market performance, as well as the Fund’s benchmark index. Past performance (before and after taxes) does not guarantee future results. Updated performance information for the Fund is available on the Fund’s website at heartlandadvisors.com or by calling 1-800-432-7856.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) does not guarantee future results.
Performance Information Illustrates Variability of Returns [Text]	The following tables show historical performance of the Mid Cap Value Fund and provide some indication of the risks of investing in the Fund.
Bar Chart [Heading]	TABLE I MID CAP VALUE FUND - INVESTOR CLASS SHARES - YEAR-BY-YEAR TOTAL RETURNS
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best Quarter:	Worst Quarter:
4th Quarter of 2020……25.49%	1st Quarter of 2020……-31.62%

Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	25.49%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(31.62%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	TABLE II MID CAP VALUE FUND - AVERAGE ANNUAL TOTAL RETURNS [FOR THE PERIODS ENDED 12/31/25]
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred or other tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	The differences in before-tax returns and after-tax returns on distributions and sale of Fund shares are due to adjustments incorporated into the after-tax returns for qualified taxable dividend income and qualifying foreign tax credits. The return after taxes on distributions and sale of Fund shares may be higher than other return figures for the same period when a capital loss occurs upon the redemption of Fund shares and provides an assumed tax benefit.
Performance [Table]
	One Year	Five Years	Ten Years	Lifetime (since 10-31-2014)
INVESTOR CLASS SHARES:
Return Before Taxes	0.12%	7.88%	9.55%	7.96%
Return After Taxes on Distributions	-0.39%	5.92%	8.03%	6.56%
Return After Taxes on Distributions and Sale of Fund Shares	0.43%	5.88%	7.47%	6.16%
INSTITUTIONAL CLASS SHARES:
Return Before Taxes	0.38%	8.14%	9.82%	8.23%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	17.15%	13.15%	14.29%	12.95%
Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes)	11.05%	9.83%	9.78%	8.45%

Performance Table One Class of after Tax Shown [Text]	In addition, after-tax returns are shown only for Investor Class Shares, and after-tax returns for the Institutional Class Shares will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred or other tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). In addition, after-tax returns are shown only for Investor Class Shares, and after-tax returns for the Institutional Class Shares will vary. The differences in before-tax returns and after-tax returns on distributions and sale of Fund shares are due to adjustments incorporated into the after-tax returns for qualified taxable dividend income and qualifying foreign tax credits. The return after taxes on distributions and sale of Fund shares may be higher than other return figures for the same period when a capital loss occurs upon the redemption of Fund shares and provides an assumed tax benefit.

Performance Availability Website Address [Text]	heartlandadvisors.com
Performance Availability Phone [Text]	1-800-432-7856
HEARTLAND VALUE PLUS FUND | HEARTLAND VALUE PLUS FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PAST PERFORMANCE
Performance Narrative [Text Block]

The following tables show historical performance of the Value Plus Fund and provide some indication of the risks of investing in the Fund. Table I shows how the total returns before taxes for the Fund’s Investor Class Shares have varied from year to year for the past 10 years. Table II shows how the Fund’s average annual total returns compare to those of a broad measure of market performance, as well as the Fund’s benchmark index. Past performance (before and after taxes) does not guarantee future results. Updated performance information for the Fund is available on the Fund’s website at heartlandadvisors.com or by calling 1-800-432-7856.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) does not guarantee future results.
Performance Information Illustrates Variability of Returns [Text]	The following tables show historical performance of the Value Plus Fund and provide some indication of the risks of investing in the Fund.
Bar Chart [Heading]	TABLE I VALUE PLUS FUND - INVESTOR CLASS SHARES - YEAR-BY-YEAR TOTAL RETURNS
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best Quarter:	Worst Quarter:
4th Quarter of 2020……28.71%	1st Quarter of 2020……-23.48%

Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	28.71%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(23.48%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	TABLE II VALUE PLUS FUND - AVERAGE ANNUAL TOTAL RETURNS [FOR THE PERIODS ENDED 12/31/25]
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred or other tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	The differences in before-tax returns and after-tax returns on distributions and sale of Fund shares are due to adjustments incorporated into the after-tax returns for qualified taxable dividend income and qualifying foreign tax credits. The return after taxes on distributions and sale of Fund shares may be higher than other return figures for the same period when a capital loss occurs upon the redemption of Fund shares and provides an assumed tax benefit.
Performance [Table]
	One Year	Five Years	Ten Years	Lifetime (since 10-26-1993)
INVESTOR CLASS SHARES:
Return Before Taxes	1.06%	4.01%	7.65%	9.00%
Return After Taxes on Distributions	0.92%	2.47%	6.74%	7.73%
Return After Taxes on Distributions and Sale of Fund Shares	0.74%	2.93%	6.10%	7.43%
INSTITUTIONAL CLASS SHARES:
Return Before Taxes	1.30%	4.27%	7.89%	9.14%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	17.15%	13.15%	14.29%	10.60%
Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)	12.59%	8.88%	9.27%	9.35%

Performance Table One Class of after Tax Shown [Text]	In addition, after-tax returns are shown only for Investor Class Shares, and after-tax returns for the Institutional Class Shares will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred or other tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). In addition, after-tax returns are shown only for Investor Class Shares, and after-tax returns for the Institutional Class Shares will vary. The differences in before-tax returns and after-tax returns on distributions and sale of Fund shares are due to adjustments incorporated into the after-tax returns for qualified taxable dividend income and qualifying foreign tax credits. The return after taxes on distributions and sale of Fund shares may be higher than other return figures for the same period when a capital loss occurs upon the redemption of Fund shares and provides an assumed tax benefit.

Performance Availability Website Address [Text]	heartlandadvisors.com
Performance Availability Phone [Text]	1-800-432-7856
HEARTLAND VALUE FUND | HEARTLAND VALUE FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PAST PERFORMANCE
Performance Narrative [Text Block]

The following tables show historical performance of the Value Fund and provide some indication of the risks of investing in the Fund. Table I shows how the total returns before taxes for the Fund’s Investor Class Shares have varied from year to year for the past 10 years. Table II shows how the Fund’s average annual total returns compare to those of a broad measure of market performance, as well as the Fund’s benchmark index. Past performance (before and after taxes) does not guarantee future results. Updated performance information for the Fund is available on the Fund’s website at heartlandadvisors.com or by calling 1-800-432-7856.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) does not guarantee future results.
Performance Information Illustrates Variability of Returns [Text]	The following tables show historical performance of the Value Fund and provide some indication of the risks of investing in the Fund.
Bar Chart [Heading]	TABLE I VALUE FUND - INVESTOR CLASS SHARES - YEAR-BY-YEAR TOTAL RETURNS
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best Quarter:	Worst Quarter:
2nd Quarter of 2020……30.51%	1st Quarter of 2020……-35.44%

Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	30.51%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(35.44%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	TABLE II VALUE FUND - AVERAGE ANNUAL TOTAL RETURNS [FOR THE PERIODS ENDED 12/31/25]
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred or other tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	The differences in before-tax returns and after-tax returns on distributions and sale of Fund shares are due to adjustments incorporated into the after-tax returns for qualified taxable dividend income and qualifying foreign tax credits.
Performance [Table]
	One Year	Five Years	Ten Years	Lifetime (since 12-28-1984)
INVESTOR CLASS SHARES:
Return Before Taxes	15.98%	11.49%	9.80%	11.32%
Return After Taxes on Distributions	13.66%	9.46%	8.27%	9.53%
Return After Taxes on Distributions and Sale of Fund Shares	11.16%	8.79%	7.66%	9.35%
INSTITUTIONAL CLASS SHARES:
Return Before Taxes	16.17%	11.65%	9.97%	11.41%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	17.15%	13.15%	14.29%	11.77%
Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)	12.59%	8.88%	9.27%	10.50%

Performance Table One Class of after Tax Shown [Text]	In addition, after-tax returns are shown only for Investor Class Shares and after-tax returns for the Institutional Class Shares will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred or other tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). In addition, after-tax returns are shown only for Investor Class Shares and after-tax returns for the Institutional Class Shares will vary. The differences in before-tax returns and after-tax returns on distributions and sale of Fund shares are due to adjustments incorporated into the after-tax returns for qualified taxable dividend income and qualifying foreign tax credits.

Performance Availability Website Address [Text]	heartlandadvisors.com
Performance Availability Phone [Text]	1-800-432-7856